SCHEDULE OF DILUTIVE EFFECT OF SECURITIES EXCLUDED FROM DILUTIVE EPS DUE TO ANTI-DILUTIVE EFFECT (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Convertible Preferred Stock [Member] | Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion convertible preferred stock			92,332
Convertible Preferred Stock [Member] | Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion convertible preferred stock	1,347		28,090
Convertible Preferred Stock [Member] | Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion convertible preferred stock	1,202		1,202
Convertible Preferred Stock [Member] | Series D Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion convertible preferred stock	10,092		10,092
Convertible Preferred Stock [Member] | Series E Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion convertible preferred stock	51		2
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion convertible preferred stock			922,845	317,548